Securitizations and variable interest entities - Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 618	$ 738
VIE classification of carrying amount, assets	114	190
VIE classification of carrying amount, liabilities	3	1
Noncontrolling interest in VIE	25	5
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Available-for-sale	400	400
Trading assets	979	1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,631	1,801
Trading liabilities	282	229
Other liabilities	396	376
Subtotal liabilities of consolidated investment management funds, at fair value	678	605
Nonredeemable noncontrolling interests of consolidated investment management funds	618	738
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Available-for-sale	0	0
Trading assets	979	1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,231	1,401
Trading liabilities	282	229
Other liabilities	33	17
Subtotal liabilities of consolidated investment management funds, at fair value	315	246
Nonredeemable noncontrolling interests of consolidated investment management funds	618	738
Variable Interest Entity, Primary Beneficiary | Securitizations
Variable Interest Entity [Line Items]
Available-for-sale	400	400
Trading assets	0	0
Other assets	0	0
Subtotal assets of consolidated investment management funds, at fair value	400	400
Trading liabilities	0	0
Other liabilities	363	359
Subtotal liabilities of consolidated investment management funds, at fair value	363	359
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 0	$ 0